Segment reporting - Summary of Financial Information of Segment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 422,312	€ 308,822	€ 222,612
Cost of sales	(184,368)	(138,920)	(105,218)
Gross profit	237,944	169,902	117,394
Loss from operations before non-underlying items	(142,267)	(108,014)	(167,817)
Non-underlying items	(83,057)	45,206	43,546
Finance cost – net	(14,556)	(9,313)	(12,989)
Loss before income tax	(239,880)	(72,121)	(137,260)
Income tax benefits / (expenses)	129	(4,331)	1,603
Loss for the year	(239,751)	(76,452)	(135,657)
Depreciation and amortization	45,810	41,584	48,332
Of which: Right-of-use assets	32,638	32,154	36,478
Other	13,172	9,430	11,854
Provisions and impairment losses	16,729	10,766	22,676
Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	422,312	308,822	222,612
Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	0
Operating segments [member] | Lanvin [member]
Disclosure of operating segments [line items]
Revenue	119,847	72,872	34,989
Cost of sales	(59,334)	(38,844)	(21,416)
Gross profit	60,513	34,028	13,573
Depreciation and amortization	11,734	11,231	12,215
Of which: Right-of-use assets	7,415	9,079	9,144
Other	4,319	2,152	3,071
Provisions and impairment losses	7,709	9,985	3,854
Operating segments [member] | Lanvin [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	119,772	72,872	34,989
Operating segments [member] | Lanvin [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	75
Operating segments [member] | Wolford [member]
Disclosure of operating segments [line items]
Revenue	125,514	109,332	95,384
Cost of sales	(39,286)	(30,262)	(29,519)
Gross profit	86,228	79,070	65,865
Depreciation and amortization	15,671	14,229	18,263
Of which: Right-of-use assets	12,357	11,054	13,141
Other	3,314	3,175	5,122
Provisions and impairment losses	5,127	(440)	10,913
Operating segments [member] | Wolford [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	125,514	109,332	95,384
Operating segments [member] | Wolford [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	0
Operating segments [member] | Caruso [member]
Disclosure of operating segments [line items]
Revenue	30,819	24,695	26,351
Cost of sales	(23,672)	(20,246)	(21,470)
Gross profit	7,147	4,449	4,881
Depreciation and amortization	1,045	1,089	1,155
Of which: Right-of-use assets	664	683	686
Other	381	406	469
Provisions and impairment losses	(442)	(992)	5,526
Operating segments [member] | Caruso [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	29,696	24,646	25,251
Operating segments [member] | Caruso [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	1,123	49	1,100
Operating segments [member] | St. John [member]
Disclosure of operating segments [line items]
Revenue	85,884	73,094	66,512
Cost of sales	(33,242)	(34,107)	(33,525)
Gross profit	52,642	38,987	32,987
Depreciation and amortization	11,060	12,025	16,703
Of which: Right-of-use assets	8,111	9,424	13,507
Other	2,949	2,601	3,196
Provisions and impairment losses	3,257	(221)	2,383
Operating segments [member] | St. John [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	85,884	73,094	66,512
Operating segments [member] | St. John [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	0
Operating segments [member] | Sergio Rossi [member]
Disclosure of operating segments [line items]
Revenue	61,929	28,737
Cost of sales	(30,881)	(15,418)
Gross profit	31,048	13,319
Depreciation and amortization	6,082	2,944
Of which: Right-of-use assets	4,091	1,914
Other	1,991	1,030
Provisions and impairment losses	1,103	2,389
Operating segments [member] | Sergio Rossi [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	61,172	28,737
Operating segments [member] | Sergio Rossi [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	757
Operating segments [member] | Other and holding companies [member]
Disclosure of operating segments [line items]
Revenue	10,947	6,968	2,569
Cost of sales	(101)	(83)	(388)
Gross profit	10,846	6,885	2,181
Depreciation and amortization	218	66	(4)
Of which: Right-of-use assets	0
Other	218	66	(4)
Provisions and impairment losses	(25)	45
Operating segments [member] | Other and holding companies [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	274	141	476
Operating segments [member] | Other and holding companies [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	10,673	6,827	2,093
Material reconciling items [member]
Disclosure of operating segments [line items]
Revenue	(12,628)	(6,876)	(3,193)
Cost of sales	2,148	40	1,100
Gross profit	(10,480)	(6,836)	(2,093)
Material reconciling items [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	0
Material reconciling items [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	€ (12,628)	€ (6,876)	€ (3,193)